Operating costs and expenses by nature (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of detailed information about operating costs by nature explanatory

	Year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Equity-settled listing costs	—	1,912,693	—
Employee benefit expenses	112,102	341,608	654,617
Professional service fee	8,787	66,657	144,948
Market incentives for charging service	105,939	120,461	231,121
Promotion and advertising	17,925	24,844	42,665
Costs of energy solutions revenues	—	—	146,401
Costs of charging services revenues	7,965	21,936	21,167
Traveling, entertainment and general office expenses	7,640	15,879	27,975
Rental, facility and utilities	4,277	12,500	26,264
Depreciation of right-of-use assets	6,515	9,219	8,160
Depreciation of property, plant and equipment	58	210	1,186
Amortization of intangible assets	—	167	1,558
Bandwidth expenses and server custody costs	4,331	4,914	3,585
Payment processing cost	3,893	2,427	1,067
Impairment loss on financial assets and other items under expected credit loss model	6,964	22,042	74,728
Provision for inventories loss	—	—	14,409
Others	1,242	5,058	11,063

Total operating costs and expenses	287,638	2,560,615	1,410,914